Employee Compensation and Benefits (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Retirement Benefits [Abstract]
Schedule of other comprehensive loss

	Three Months Ended June 30,
	2024	2023
Net actuarial loss	$45	$85
Amortization of net actuarial loss	(17)	(22)
Deferred tax benefit	(7)	(16)
Unrecognized actuarial loss on employee benefit plan obligations	$21	$47

	Year Ended March 31,
	2024	2023
Net actuarial loss / (gain)	$68	$218
Amortization of net actuarial (gain)	(85)	(62)
Deferred tax expense / (benefit)	5	(39)
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$(12)	$117

Schedule of net defined benefit plan costs

	Three Months Ended June 30,
	2024	2023
Service costs	$124	$113
Interest costs	39	25
Amortization of net actuarial loss	17	22
Net defined benefit plan costs	$180	$160

	Year Ended March 31,
	2024	2023
Service costs	$449	$338
Interest costs	98	52
Amortization of net actuarial loss	85	62
Net defined benefit plan costs	$632	$452

Schedule of defined benefit plans

	Year Ended March 31,
	2024	2023
Changes in employee benefit plan obligations
Projected benefit obligation at the beginning of the year	$1,357	$908
Interest cost	98	52
Service cost	449	338
Actuarial gains	68	218
Benefits paid directly by employers	(47)	(78)
Effect of exchange rate fluctuation	(19)	(81)
Projected employee benefit plan at the end of the year	$1,906	$1,357

Amounts recognized in the Consolidated Balance Sheets
Recorded in accrued compensation and related benefits, current	(203)	(120)
Recorded in other liabilities	(1,701)	(1,237)
Total project benefit obligation	$(1,904)	$(1,357)

Schedule of accumulated other comprehensive income

	Year Ended March 31,
	2024	2023
Net actuarial loss	$501	$516
Deferred tax benefit	(126)	(129)
Total	$375	$387

Schedule of weighted average assumptions used to determine benefit obligations
	Year Ended March 31,
	2024	2023
Discount rate per annum	8.28%	7.31%
Rate of compensation increase per annum	10.00%	10.00%
Rate of employee turnover per annum	20.00%	20.00%

Schedule of expected benefit payments

Expected benefit payments during	As of March 31, 2024
Year 1	203
Year 2	278
Year 3	376
Year 4	524
Year 5	634
Year 6 to Year 10	3,053